                                THE GALAXY FUND

                           GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                          GALAXY LARGE CAP VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                          GALAXY LARGE CAP GROWTH FUND
                             GALAXY GROWTH FUND II
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND

                          SUPPLEMENT DATED APRIL 1, 2002
                  TO THE ANNUAL REPORT DATED OCTOBER 31, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE ANNUAL REPORT AND SHOULD BE READ IN CONJUNCTION WITH SUCH ANNUAL REPORT.

GALAXY LARGE CAP VALUE FUND

The last sentence in the second paragraph under "Galaxy Large Cap Value Fund" on page 14 is hereby deleted and replaced by the following:

    During this period, the average total return for large-cap core funds tracked by Lipper was -19.45% and the S&P-Registered Trademark- 500 Index had a total return of -24.89%.

ANNEQLIPP (04/01/02)

                                THE GALAXY FUND

                           GALAXY TAX-EXEMPT BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                       GALAXY FLORIDA MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                    GALAXY PENNSYLVANIA MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                          SUPPLEMENT DATED APRIL 1, 2002
                  TO THE ANNUAL REPORT DATED OCTOBER 31, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE ANNUAL REPORT AND SHOULD BE READ IN CONJUNCTION WITH SUCH ANNUAL REPORT.

GALAXY FLORIDA MUNICIPAL BOND FUND

The last sentence in the first paragraph under "Galaxy Florida Municipal Bond Fund" on page 9 is hereby deleted and replaced by the following:

    Over the same time, the Florida intermediate municipal debt funds tracked by Lipper had an average total return of 8.54%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

The last sentence in the first paragraph under "Galaxy Massachusetts Intermediate Municipal Bond Fund" on page 16 is hereby deleted and replaced by the following:

    Over the same time, the Massachusetts intermediate municipal debt funds tracked by Lipper had an average total return of 9.00%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.

ANNBNDLIPP (04/01/02)